Securities - Securities with Unrealized Losses not Recognized in Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 92,234	$ 15,965
12 Months or less, Unrealized Loss	(2,905)	(292)
More than 12 months, Fair Value	1,247	2,587
More than 12 months, Unrealized Loss	(125)	(20)
Total Fair Value	93,481	18,552
Total Unrealized Loss	(3,030)	(312)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	30,800	6,184
12 Months or less, Unrealized Loss	(764)	(8)
More than 12 months, Fair Value
More than 12 months, Unrealized Loss
Total Fair Value	30,800	6,184
Total Unrealized Loss	(764)	(8)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	28,428	1,440
12 Months or less, Unrealized Loss	(1,556)	(22)
More than 12 months, Fair Value	968	465
More than 12 months, Unrealized Loss	(121)	(2)
Total Fair Value	29,396	1,905
Total Unrealized Loss	(1,677)	(24)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	32,557	7,907
12 Months or less, Unrealized Loss	(553)	(215)
More than 12 months, Fair Value	279	2,122
More than 12 months, Unrealized Loss	(4)	(18)
Total Fair Value	32,836	10,029
Total Unrealized Loss	(557)	(233)
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	449	434
12 Months or less, Unrealized Loss	(32)	(47)
More than 12 months, Fair Value
More than 12 months, Unrealized Loss
Total Fair Value	449	434
Total Unrealized Loss	$ (32)	$ (47)